Credit Facilities and Lease Obligations - Credit Facilities Activity (Details) - USD ($)		1 Months Ended	3 Months Ended												12 Months Ended
	Dec. 06, 2021	Oct. 31, 2021	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Activity In Borrowings [Roll Forward]
Proceeds from (repayments of) borrowings			$ 270,000,000	$ 140,000,000	$ 200,000,000	$ 281,000,000	$ 300,000,000	$ 359,000,000	$ 348,000,000	$ 228,000,000	$ 300,000,000	$ 0	$ 0	$ 0
Revolver
Activity In Borrowings [Roll Forward]
Outstanding balances, beginning of period	$ 450,000,000.0					0				0				0	$ 0	$ 0	$ 0
Repayments of current borrowings			0	0	0	0	0	0	0	0	(220,000,000.0)			0
Amount repaid															0	0	0
Proceeds from current borrowings		$ 220,000,000.0									220,000,000.0
Outstanding borrowings, end of period			0				0				0				0	0	0
Term Loans
Activity In Borrowings [Roll Forward]
Outstanding balances, beginning of period						627,200,000				660,400,000				470,400,000	627,200,000	660,400,000	470,400,000
Amount borrowed											365,000,000.0				0	0	365,000,000.0
Amount repaid			(4,562,500)	$ (4,562,500)	$ (4,562,500)	$ (4,562,500)	(19,562,500)	$ (4,562,500)	$ (4,562,500)	$ (4,562,500)	(145,000,000.0)			$ (30,000,000.0)	(18,300,000)	(33,200,000)	(175,000,000.0)
Outstanding borrowings, end of period			$ 608,900,000				$ 627,200,000				$ 660,400,000				$ 608,900,000	$ 627,200,000	$ 660,400,000